PROPERTY, PLANT, AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT, AND EQUIPMENT, NET
10.	PROPERTY, PLANT, AND EQUIPMENT, NET

Property, plant, and equipment, net consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Buildings	258,910	258,910
Computers and equipment	140,465	171,989
Vehicle	2,692	3,038
Construction in progress	7,343	-
Total	409,410	433,937
Less: accumulated depreciation	(94,101)	(128,505)
Property, plant, and equipment, net	315,309	305,432

The Group had recorded depreciation expense of RMB24,077, RMB22,882 and RMB35,239 for the years ended December 31, 2023, 2024, and 2025, respectively. No impairment was recorded for the years ended December 31, 2023, 2024, and 2025.

In addition, the Group also pledged certain property, plant, and equipment for the Group’s long-term borrowings (See Note 12).

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)